Loan Agreements (Details Textual) (USD $)	1 Months Ended												3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 31, 2012 Well	Mar. 31, 2012	Nov. 30, 2011	Feb. 28, 2011	Dec. 31, 2010	May 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Jan. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Well	Dec. 31, 2010 Agreement	Sep. 08, 2012	Mar. 31, 2011	May 28, 2010	Apr. 14, 2010	Mar. 25, 2010	Jan. 29, 2010
Loan Agreements (Textual)
Number of separate loan agreements																		3
Annual interest rate on loan (in percentage)																		15.00%
Maturity date of loan				Sep. 30, 2013						Dec. 01, 2010	Dec. 01, 2010	Dec. 01, 2010						Dec. 31, 2013
Amount of loan agreement																						$ 15,000,000	$ 6,000,000	$ 4,500,000
Loan modification agreement															On May 28, 2010, which extended the maturity date of the loans to December 1, 2011		On May 28, 2010, which extended the maturity date of the loans to December 1, 2011
Deferred financing cost and amortized over the remaining term of the loan																					1,600,000
Warrants common stock, shares issued																					250,000
Hexagon received warrants stock, shares								853,500		2,000,000								853,500			2,000,000
Warrants exercise price, per share									$ 6.00									$ 6.00
Period of warrants that issued to purchase common stock									5 years
Additional warrants common stock, shares issued																					250,000
Total payment on the notes																	2,000,000
Suspension period for requirement to remit monthly net revenues																5 months	5 months
Temporarily advanced by Hexagon						310,000
Minimum monthly notes payments					330,000
Extended maturity date of loan agreements	Dec. 31, 2013			Sep. 30, 2013	Jun. 30, 2013	Jan. 01, 2013		Sep. 01, 2011
Debt outstanding term facilities		20,290,000											20,290,000		20,290,000		0
Current portion of long term debt		870,000											870,000		870,000		0
Additional consideration to the purchasers of Supplemental Debentures					5.00%												0.00%
Proceeds from private placement				3,040,000			8,400,000
Debentures, convertible, conversion price (per share)		$ 4.25					$ 9.40						$ 4.25		$ 4.25		$ 4.25
Description of interest payment on debentures other than cash							Interest on the Debentures is payable quarterly on each May 15, August 15, November 15 and February 15 in cash or at the Company's option in shares of common stock, valued at 95% of the volume weighted average price of the common stock for the 10 trading days prior to an interest payment date.
Description of redemption price of debenture							115% of principal plus accrued interest
Period of remaining interest of the original issue date							18 months
Amount received by placement agent							400,000
Additional supplemetal debenture offering to secure funding			1,960,000				0
Increased in the carried working interest of supplemental debenture agreements due to drilled of four properties, minimum			5.00%				0.00%
Increased in the carried working interest of supplemental debenture agreements due to drilled of four properties, maximum			10.00%				0.00%
Supplemental debentures period			1 year				0 years
Proportionately reduced net profits interest rate			15.00%				0.00%
Percentage of gross sales received by placement agent							5.00%
Amortization of deferred financing costs into interest expense under private placement															130,000		88,888
Amount of deferred financing costs to be amortized		230,000					400,000								180,000		311,112
Debentures percentage							8.00%
Additional increase in the convertible debenture under supplemental debenture agreements					5,000,000												0
Convertible debentures issued through private placement							8,400,000
Number of wells are in progress				6													0
Number of wells resulted in commercial production				5													0
Number of wells plugged and abandoned from production				1													0
Investment of issuance debenture				3,690,000													0
Debt discount		3,804,947	1,160,000										3,804,947		3,804,947		3,470,932
Debt discount associated with supplement debentures amortized over remaining life of debentures															700,000		0
Estimated derivative liability		1,300,000											1,300,000		1,300,000		1,300,000			5,100,000
Estimate of inducement expense																	2,800,000
Reduction In Derivative Value																				1,300,000
Derivative gain																	3,800,000
Amortized debt discount													710,000		1,650,000		0
Shares issued by company acting as placement agent of supplemental debentures																	0		50,000
Value of Shares issued by company to T.R. Winston & Company LLC for acting as placement agent of supplemental debentures																	0		230,000
Amortization of deferred financing costs into interest expense															10,000		0
Deferred financing costs to be amortized															220,000		0
Interest expense incurred													2,150,000	2,140,000	6,320,000	6,120,000	8,218,000	6,600,000
Non-cash interest expense and amortization of the deferred financing costs													$ 1,290,000	$ 1,500,000	$ 3,800,000	$ 3,700,000	$ 5,000,000	$ 4,000,000